UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Park West Asset Management LLC
Address: 900 Larkspur Landing Circle, Suite 165
         Larkspur, California 94939

Form 13F File Number: 028-12265

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James J. Watson
Title: Chief Financial Officer
Phone: (415) 354-0677

Signature, Place, and Date of Signing:

  /s/ James J. Watson       Larkspur, California            May 12, 2010
-----------------------   ------------------------  ---------------------------
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   60

FORM 13F INFORMATION TABLE VALUE TOTAL:   $436,938,000


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                         PARK WEST ASSET MANAGEMENT LLC
                            FORM 13F HOLDINGS REPORT
                                 March 31, 2010

                                                            VALUE      SHARES/  SH/ PUT/  INVESTMENT OTHER         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS       CUSIP   (x$1000)    PRN AMT  PRN CALL  DISCRETION MANAGER     SOLE   SHARED  NONE
AOL INC                       COM                00184X105   6,494     256,869  SH           SOLE               256,869
ALLIANCE HEALTHCARE SRVCS IN  COM                018606202   3,169     563,843  SH           SOLE               563,843
AMERICAN DENTAL PARTNERS      COM                025353103   4,101     314,249  SH           SOLE               314,249
AMERICAN REAL ESTATE PARTNR   FRNT 8/1           029169AA7  12,181  13,764,000  PRN          SOLE            13,764,000
APPLE INC                     COM                037833100   1,715       7,297  SH           SOLE                 7,297
ASCENT MEDIA CORP             COM SER A          043632108   4,636     170,137  SH           SOLE               170,137
ASTA FDG INC                  COM                046220109   2,185     310,346  SH           SOLE               310,346
ATLAS ENERGY INC              COM                049298102   1,759      56,533  SH           SOLE                56,533
BROADRIDGE FINL SOLUTIONS IN  COM                11133T103  23,944   1,119,926  SH           SOLE             1,119,926
CAI INTERNATIONAL INC         COM                12477X106  12,891   1,046,359  SH           SOLE             1,046,359
CELLU TISSUE HLDGS INC        COM                151169109   3,992     400,000  SH           SOLE               400,000
CEPHALON INC                  NOTE 6/1           156708AL3   8,427   7,015,000  PRN          SOLE             7,015,000
COGENT COMM GROUP INC         NOTE 1% 6/1        19239VAB0  21,570  30,650,000  PRN          SOLE            30,650,000
COINSTAR                      COM                19259P300  24,564     755,827  SH           SOLE               632,857
COMPUCREDIT HLDGS CORP        NOTE 5.875% 11/3   20478NAD2     470   1,000,000  PRN          SOLE             1,000,000
DST SYS INC                   DBCV 8/1           233326AD9   3,062   2,966,000  PRN          SOLE             2,966,000
DEX ONE CORP                  COM                25212W100   2,795     100,100  SH           SOLE               100,100
DOLLAR FINL CORP              NOTE 3.000% 4/0    256664AC7   9,183   9,025,000  PRN          SOLE             9,025,000
ENCORE CAP GROUP INC          NOTE 3.375% 9/1    292554AB8   7,351   7,425,000  PRN          SOLE             7,425,000
ENERGY CONVERSION DEVICES IN  COM                292659109     196      25,000  SH           SOLE                25,000
ENERGY CONVERSION DEVICES IN  NOTE 3.00% 6/1     292659AA7   3,855   6,000,000  PRN          SOLE             6,000,000
EPICOR SOFTWARE CORP          NOTE 2.375% 5/1    29426LAA6   6,237   7,038,000  PRN          SOLE             7,038,000
EZCORP INC                    CL A NON VTG       302301106   9,280     450,485  SH           SOLE               450,485
FLUOR CORP NEW                NOTE 1.500% 2/1    343412AA0   4,768   2,850,000  PRN          SOLE             2,850,000
FUEL SYS SOLUTIONS INC        COM                35952W103   2,362      73,938  SH           SOLE                73,938
GLOBALSTAR INC                NOTE 5.7 % 4/0     378973AA9   4,290   5,500,000  PRN          SOLE             5,500,000
GLOBE SPECIALTY METALS INC    COM                37954N206   5,996     535,800  SH           SOLE               535,800
HEARTLAND PMT SYS INC         COM                42235N108   1,595      85,757  SH           SOLE                85,757
HURON CONSULTING GROUP INC    COM                447462102   9,023     444,473  SH           SOLE               444,473
INVERNESS MED INNOVATIONS IN  PFD CONV SER B     46126P304  20,700      77,531  SH           SOLE                76,658
JARDEN CORP                   COM                471109108   4,029     121,013  SH           SOLE               121,013
KENDLE INTERNATIONAL INC      NOTE 3.375% 7/1    48880LAA5   8,581   9,080,000  PRN          SOLE             9,080,000
LINCOLN EDL SVCS CORP         COM                533535100   1,047      41,380  SH           SOLE                41,380
MDS INC                       COM                55269P302  26,512   3,269,005  SH           SOLE             3,269,005
MI DEVELOPMENTS INC           COM                55304X104   1,859     142,589  SH           SOLE               142,589
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT     55608B105  19,214   1,390,314  SH           SOLE             1,390,314
MENTOR GRAPHICS CORP          SDCV 6.250% 3/0    587200AF3   2,758   2,860,000  PRN          SOLE             2,860,000
MOVADO GROUP INC              COM                624580106     188      16,639  SH           SOLE                16,639
PAIN THERAPEUTICS INC         COM                69562K100   9,353   1,491,755  SH           SOLE             1,491,755
PETMED EXPRESS INC            COM                716382106     776      35,000  SH           SOLE                35,000
PHARMACEUTICAL PROD DEV INC   COM                717124101  14,244     600,000  SH           SOLE               600,000
PROTEIN DESIGN LABS INC       NOTE 2.750% 8/1    74369LAD5  13,575  12,000,000  PRN          SOLE            12,000,000
SAVVIS INC                    NOTE 3% 5/1        805423AA8  10,452  11,230,000  PRN          SOLE            11,230,000
SONIC AUTOMOTIVE INC          NOTE 5.000% 10/0   83545GAQ5   9,112   8,200,000  PRN          SOLE             8,200,000
STARTEK INC                   COM                85569C107   1,304     187,608  SH           SOLE               187,608
SUNOPTA INC                   COM                8676EP108   3,309     797,373  SH           SOLE               797,373
TREX INC                      NOTE 6.000% 7/0    89531PAA3   7,775   6,459,000  PRN          SOLE             6,459,000
VERIFONE HLDGS INC            NOTE 1.3750% 6/1   92342YAB5   1,852   2,016,000  PRN          SOLE             2,016,000
VODAFONE GROUP PLC NEW        COM                92857W209   7,855     337,000  SH           SOLE               337,000
XERIUM TECHNOLOGIES INC       COM                98416J100     387     544,871  SH           SOLE               544,871
MAIDEN HOLDINGS LTD           COM                G5753U112  19,945   2,698,936  SH           SOLE             2,698,936
ALTISOURCE PORTFOLIO SOLNS S  COM                L0175J104   2,088      93,226  SH           SOLE                93,226
ACCELRYS INC                  COM                00430U103   5,688     923,360  SH           SOLE               923,360
AMERICAN DAIRY INC            COM                025334103     507      26,500  SH           SOLE                26,500
CELERA CORP                   COM                15100E106  11,202   1,577,748  SH           SOLE             1,577,748
PFIZER INC                    COM                717081103   4,725     275,482  SH           SOLE               275,482
PROVIDENCE SVC CORP           NOTE 6.500% 5/1    743815AB8   7,144   8,392,000  PRN          SOLE             8,392,000
PROVIDENCE SVC CORP           COM                743815102   3,436     226,172  SH           SOLE               226,172
REGIS CORP MINN               NOTE 5.000% 7/1    758932AA5  14,258  10,350,000  PRN          SOLE            10,350,000
SUPPORT COM INC               COM                86858W101     972     297,116  SH           SOLE               297,116